Total
Natixis Oakmark International Fund
Natixis Oakmark International Fund
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
You may qualify for sales charge discounts if you and
your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
More information about these and other discounts is
available from your financial professional and in the section “How Sales Charges Are Calculated” on page
75 of the Prospectus
, in Appendix A to the
Prospectus and on page
136 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Natixis Oakmark International Fund - USD ($)	Class A		Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	none	none	none
Redemption fees	none		none	none	none	none
[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Natixis Oakmark International Fund		Class A	Class C	Class N	Class T		Class Y
Management fees		0.78%	0.78%	0.78%	0.78%		0.78%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.25%		none
Other expenses	[1]	0.33%	0.33%	0.39%	0.33%	[2]	0.33%
Total annual fund operating expenses		1.36%	2.11%	1.17%	1.36%		1.11%
Fee waiver and/or expense reimbursement	[3],[4]	0.16%	0.16%	0.27%	0.16%		0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.20%	1.95%	0.90%	1.20%		0.95%
[1]	Other expenses include acquired fund fees and expenses of less than 0.01%.
[2]	Other expenses for Class T shares are estimated for the current fiscal year.
[3]	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
[4]	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same
, except that the example is
based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example - Natixis Oakmark International Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	690	966	1,262	2,103
Class C	298	645	1,119	2,237
Class N	92	345	618	1,396
Class T	369	655	961	1,831
Class Y	97	337	596	1,337

If shares are not redeemed:
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Natixis Oakmark International Fund | Class C | USD ($)	198	645	1,119	2,237

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During its most recently ended fiscal year, the Fund’s portfolio turnover rate was
63% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the
Fund’s non-U.S. investments. Although the Fund invests primarily in common stocks of non-U.S. companies it may also invest in the securities of U.S.
companies. The Fund may invest in the securities of small-, mid- and large-capitalization companies.
The Fund’s subadviser, Harris Associates L.P. (“Harris Associates”), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Harris Associates’ estimate of its intrinsic value. By “intrinsic value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below what Harris Associates believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective.
Harris Associates uses this value investment philosophy to identify companies that have discounted stock prices compared to what Harris Associates believes are the companies’ intrinsic values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.
Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates’ estimated intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated value or the issuer’s fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. The Fund’s portfolio typically holds 30 to 65 stocks.

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the
Fund.
Equity Securities Risk:
The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.
Value stocks can perform differently from the
market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.
Foreign Securities Risk:
Investments in foreign securities may be subject to greater political, economic, environmental, credit
/counterparty and information
risks.
The Fund’s investments in foreign securities are also subject to foreign currency fluctuations and other foreign currency related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Emerging Markets Risk:
In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the
United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Currency Risk:
Fluctuations in the exchange rates between different currencies may negatively affect an investment.
The Fund may be subject to currency
risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Focused Investment Risk:
Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.
Cybersecurity and Technology Risk:
The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
Large Investor Risk:
Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs.
These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.
Management Risk:
A strategy used by the Fund’s
portfolio managers may fail to produce the intended result.

Market/Issuer Risk:
The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-
to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten year and life-of-class periods (as applicable) compare to those of
a broad measure of market performance.
Class C shares will automatically convert to Class A shares after eight years
.

The Fund’s past performance (before
and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Fourth Quarter 2020, 31.94% Lowest Quarterly Return: First Quarter 2020, -38.74%
Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Natixis Oakmark International Fund		Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N	Inception Date
Class A		(1.91%)	5.33%	4.98%
Class A | Return After Taxes on Distributions		(1.84%)	5.04%	4.66%
Class A | Return After Taxes on Distributions and Sale of Fund Shares		(0.96%)	4.34%	4.10%
Class C		2.28%	5.78%	4.98%
Class N		4.44%			3.12%	May 01, 2017
Class T		1.45%	6.06%	5.34%
Class Y	[1]	4.32%	6.79%	5.70%
MSCI World ex USA Index (Net)		7.59%	7.64%	5.19%	7.06%	May 01, 2017
[1]	Prior to the inception of Class Y shares (5/1/17), performance is that of Class A shares and reflects the higher net expenses of that share class.

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as
Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Index performance reflects no deduction for fees, expenses or taxes.
The Return After Taxes on Distributions and the Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before
Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period.